Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Note 8 – Commitments and Contingencies

A.	Contingencies

1.
In 2002, the Company entered into an agreement with Aventis Pharma Deutschland GmbH. (“Aventis”), in which Aventis granted the Company exclusive worldwide right to commercialize an invention covered by Israeli patent application 123998 and PCT/IL99/00173, and the Company agreed to pay Aventis a royalty of 10% in respect of all income that the Company or its affiliates may receive from the commercialization of such invention which is related to the prevention and treatment of gallstones.

2.
In March 2015, the Company entered into a lease agreement for its corporate headquarters. The lease has a term of four years with an option to extend the lease agreement for an additional two years. In February, 2017, the Company leased an additional space adjacent to the current premises. To secure lease payments, the Company provided a bank guarantee of $37 thousand.

3.	As of December 31, 2017, the Company recorded a pledge on its marketable securities in favor of its bank in the amount of approximately $145 thousand to secure the Company's commitments to the bank.

B.	Commitments

The following table summarizes the Company’s significant contractual obligations at December 31, 2017:

	Total	Less than 1 year	1-3 years
	(in thousands)
Facility leases	$128	$104	$24
Purchase Obligations	2,612	2,612	-
Total	$2,740	$2,716	$24

The Company enters into contracts in the ordinary course of business with CROs for clinical trials and clinical supply manufacturing and with vendors for non-clinical research studies and other services and products for operating purposes, which generally provide for termination upon 30 days notice or less, and therefore are cancelable contracts and not included in the table above. The Company has included as purchase obligations our commitments under agreements to the extent they are quantifiable and are not cancelable.

Other than as described above, the Company did not have any material commitments for capital expenditures, including any anticipated material acquisition of plant and equipment or interests in other companies, as of December 31, 2017.